Immediate Holding Company Balances - Schedule of Amounts Due to Immediate Holding Company (Details) - 3DOM Alliance Inc.			12 Months Ended
	Jul. 15, 2022 USD ($)	Jul. 15, 2022 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 USD ($)
Related Party Transaction [Line Items]
Beginning balance			$ 974,632		$ 1,531,488
Advances for operation and administration expenses			2,079,901		873,066
Expenses paid on behalf of Company			1,308,112		117,882
Ordinary shares issued for conversion of debt	$ (790,287)	$ (1,100,000)	(790,287)		(1,547,804)
Year ended balance			$ 3,572,358	$ 4,809,164	$ 974,632